Note 4 - Loans and Related Allowance for Loan Losses (Details) - Past Due Financing Receivables (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Current	$ 422,165	$ 391,032
Financing Receivable 30-59 Days Past Due	3,253	3,589
Financing Receivable 60-89 Days Past Due	1,595	1,561
Financing Receivable 90 Days + Past Due	181	438
Financing Receivable Total Past Due	5,029	5,588
Financing Receivable Non-Accrual	8,531	11,813
Financing Receivable	435,725	408,433
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Current	53,366	60,428
Financing Receivable 30-59 Days Past Due	521	441
Financing Receivable 60-89 Days Past Due	359	63
Financing Receivable 90 Days + Past Due	38	348
Financing Receivable Total Past Due	918	852
Financing Receivable Non-Accrual	214	908
Financing Receivable	54,498	62,188
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Current	24,945	22,158
Financing Receivable 30-59 Days Past Due	17	0
Financing Receivable 60-89 Days Past Due	639	0
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	656	0
Financing Receivable Non-Accrual		364
Financing Receivable	25,601	22,522
Residential Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Current	200,041	191,349
Financing Receivable 30-59 Days Past Due	2,079	2,614
Financing Receivable 60-89 Days Past Due	481	1,401
Financing Receivable 90 Days + Past Due	143	90
Financing Receivable Total Past Due	2,703	4,105
Financing Receivable Non-Accrual	7,566	8,418
Financing Receivable	210,310	203,872
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Current	139,730	113,023
Financing Receivable 30-59 Days Past Due	598	509
Financing Receivable 60-89 Days Past Due	100	97
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	698	606
Financing Receivable Non-Accrual	743	2,105
Financing Receivable	141,171	115,734
Consumer Installment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Current	4,083	4,074
Financing Receivable 30-59 Days Past Due	38	25
Financing Receivable 60-89 Days Past Due	16	0
Financing Receivable 90 Days + Past Due	0	0
Financing Receivable Total Past Due	54	25
Financing Receivable Non-Accrual	8	18
Financing Receivable	$ 4,145	$ 4,117